Supplementary cash flow information (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Interest paid	$ 8,176,888	$ 6,099,653
Income taxes paid	$ 131,414	$ 205,067